Subsequent Events (Unaudited) - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 27, 2021	Jun. 30, 2021	Feb. 23, 2021	Jun. 26, 2021	Mar. 27, 2021	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Subsequent Event [Line Items]
Proceeds from divesture of businesses	$ 4,000
Dividend per share		$ 0.115			$ 0.115
Tax and excess cash distributions declared							$ 14
Gain (Loss) on Disposal of enterprise business Net of Tax	$ 2,000
Unconditional purchase obligations		$ 431	$ 315				149
Unconditional purchase commitments, expect to incur		expire at various dates through 2026	expect to incur in the years 2021 through 2026
Guarantees		$ 11					$ 12
Guarantees, expire		expire at various dates through 2028					expire at various dates through 2028
Restructuring charges							$ 2	$ 6	$ 19
One Time Termination Benefits Including Severance Payments Accrued And Health Care Benefits [Member]
Subsequent Event [Line Items]
Restructuring charges				$ 2		$ 33
Foundation Technology Worldwide LLC [Member]
Subsequent Event [Line Items]
Tax and excess cash distributions declared					$ 190		314	$ 1,338
Continuing L L C Owners [Member]
Subsequent Event [Line Items]
Tax and excess cash distributions declared					152		$ 24
Mcafee Corp [Member]
Subsequent Event [Line Items]
Tax and excess cash distributions declared					$ 38